Accounting policies - Offsetting of financial assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 271,913	$ 232,088
Net amount of financial assets presented in the balance sheet	271,913	232,088
Impact of Master Netting Agreements	(92,928)	(116,078)
Financial instrument collateral	(111,854)	(55,483)
Cash collateral	(42,391)	(44,971)
Net amount	24,740	15,556
Financial instruments received as collateral	111,937	55,483
Derivative financial assets
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	164,238	180,377
Net amount of financial assets presented in the balance sheet	164,238	180,377
Impact of Master Netting Agreements	(92,928)	(116,078)
Financial instrument collateral	(4,044)	(3,783)
Cash collateral	(42,391)	(44,971)
Net amount	24,875	15,545
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	107,425	51,705
Net amount of financial assets presented in the balance sheet	107,425	51,705
Financial instrument collateral	(107,560)	(51,693)
Net amount	(135)	12
Equity instruments.
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	250	6
Net amount of financial assets presented in the balance sheet	250	6
Financial instrument collateral	(250)	(7)
Net amount		$ (1)
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial assets offset in the consolidated balance sheets
Financial instruments received as collateral	$ 333